Note 3 - Summary of Significant Policy - Impacts of Adopting IFRS 16 (Details) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Statement Line Items [Line Items]
Net sales		R$ 52,599.7	R$ 50,231.3	[1]	R$ 47,899.3	[1]
Cost of sales		(21,678.2)	(19,249.4)	[1]	(18,028.4)	[1]
Gross profit		30,921.5	30,981.9	[1]	29,870.9	[1]
Distribution expenses		(6,951.4)	(6,607.2)	[1]	(6,193.8)	[1]
Sales and marketing expenses		(5,696.1)	(5,721.3)	[1]	(5,613.6)	[1]
Administrative expenses		(2,680.0)	(2,363.4)	[1]	(2,620.0)	[1]
Other items, not restated, income (loss)			860.9		1,108.6
Income from operations		16,074.9	17,150.9	[1]	16,552.1	[1]
Finance expenses		(4,748.4)	(4,684.2)	[1]	(4,414.5)	[1]
Other items, not restated, Finance			738.8		774.4
Net finance cost	[2]	(3,109.5)	(4,030.3)	[1]	(3,713.8)	[1]
Share of results of joint ventures	[2]	(22.3)	1.0	[1],[3]	(3.1)	[1],[3]
Income before income tax		12,943.1	13,121.6	[1]	12,835.2	[1]
Income tax and social contribution expense	[2]	(754.7)	(1,773.9)	[1]	(5,047.7)	[1]
Net income		12,188.4	11,347.7	[1],[3],[4]	7,787.5	[1],[3],[4]
Net income, attributable to equity holders of Ambev		11,780.0	10,995.0	[1]	7,269.0	[1]
Non-controlling interests		R$ 408.4	R$ 352.7	[1]	R$ 518.5	[1]
Basic earnings per share – common - R$ (in BRL per share)	[5]	R$ 0.749	R$ 0.6995	[1]	R$ 0.4628	[1]
Diluted earnings per share – common - R$ (in BRL per share)	[5]	R$ 0.7423	R$ 0.6934	[1]	R$ 0.459	[1]
Gains/losses on translation of foreign operations		R$ (522.5)	R$ 1,766.6	[4]	R$ 1,952.2	[4]
Other items, not restated, Comprehensive income (loss)			519.4		638.3
Total comprehensive income		11,428.4	13,633.7	[4]	10,378.0	[4]
Equity holders of Ambev		11,037.2	13,159.4	[4]	9,828.6	[4]
Non-controlling interest		391.2	474.3	[4]	549.4	[4]
Property, plant and equipment		22,576.3	21,638.0				R$ 20,705.1	[6]
Deferred tax assets		2,950.1	2,064.7				2,310.9	[6]
Other items, not restated, Non-current assets.			46,682.0				41,032.3
Non-current assets		74,121.8	70,384.8				64,048.3	[6]
Current assets		27,621.1	25,329.6				24,362.6	[6]
Total assets		101,742.9	95,714.3		88,766.2		88,410.9	[6]
Reserves		75,685.7	70,122.6				63,298.2	[6]
Carrying value adjustments		(72,274.5)	(71,584.8)				(74,966.6)	[6]
Other items, not restated, Equity			57,710.2				57,258.8
Equity attributable to equity holders of Ambev		61,278.0	56,248.0				45,590.3	[6]
Non-controlling interests		1,278.0	1,206.8				1,974.1	[6]
Total Equity		62,556.0	57,454.8	[7]	47,564.2	[7]	47,564.3	[6]
Interest-bearing loans and borrowings		2,409.7	2,162.4				2,831.2	[6]
Other items, not restated, Non-current liabilities			10,888.2				8,948.7
Non-current liabilities		14,175.9	13,050.6				11,779.9	[6]
Interest-bearing loans and borrowings		653.1	1,941.1				1,699.3	[6]
Other items, not restated, Current liabilities			23,267.8				27,367.4
Current liabilities		25,011.0	25,209.0				29,066.7	[6]
Total liabilities		39,186.9	38,259.6				40,846.6	[6]
Total liabilities		101,742.9	95,714.3		88,766.3		88,410.9	[6]
Depreciation, amortization and impairment		4,675.2	4,448.4	[2],[3]	4,036.9	[3]
Net finance cost		3,109.5	4,030.3	[3]	3,713.8	[3]
Income tax expense		754.7	1,773.9	[3]	5,047.7	[3]
Other items, not restated, entity's operation			(832.3)		642.1
Cash flow from operating activities before changes in working capital and use of provisions		20,458.2	20,768.0	[3]	21,228.0	[3]
Cash generated from operations		20,274.2	20,321.5	[3]	20,792.8	[3]
Interest paid		(405.1)	(773.8)	[3]	(720.6)	[3]
Other items, not restated, operating activities			(1,201.5)		(1,811.4)
Cash flow from operating activities		18,381.3	18,346.1	[3]	18,260.8	[3]
Payment of lease liabilities		(537.2)	(448.0)	[3]	(395.7)	[3]
Other items, not restated, Financing activities			(13,208.5)		(12,855.2)
Cash flow from financing activities		(12,283.5)	(13,656.5)	[3]	(13,250.9)	[3]
Other items, not restated, Cash flow effect			(3,675.7)		(3,073.0)
Net increase/(decrease) in cash and cash equivalents		1,259.2	1,013.9	[3]	1,936.9	[3]
Effect of exchange rate fluctuations		R$ (822.0)	96.9	[3]	539.0	[3]
Previously stated [member]
Statement Line Items [Line Items]
Net sales			50,231.3		47,899.3
Cost of sales			(19,269.6)		(18,041.8)
Gross profit			30,961.7		29,857.5
Distribution expenses			(6,736.5)		(6,295.5)
Sales and marketing expenses			(5,729.5)		(5,620.0)
Administrative expenses			(2,367.2)		(2,623.8)
Other items, not restated, income (loss)			860.9		1,108.6
Income from operations			16,989.4		16,426.8
Finance expenses			(4,562.2)		(4,268.3)
Other items, not restated, Finance			738.8		774.4
Net finance cost			(3,823.4)		(3,493.9)
Share of results of joint ventures			1.0		(3.1)
Income before income tax			13,167.0		12,929.8
Income tax and social contribution expense			(1,789.6)		(5,079.3)
Net income			11,377.4		7,850.5
Net income, attributable to equity holders of Ambev			11,024.7		7,332.0
Non-controlling interests			R$ 352.7		R$ 518.5
Basic earnings per share – common - R$ (in BRL per share)			R$ 0.7014		R$ 0.4668
Diluted earnings per share – common - R$ (in BRL per share)			R$ 0.6953		R$ 0.4629
Gains/losses on translation of foreign operations			R$ 1,766.4		R$ 1,952.3
Other items, not restated, Comprehensive income (loss)			519.4		638.3
Total comprehensive income			13,663.2		10,441.1
Equity holders of Ambev			13,188.9		9,891.7
Non-controlling interest			474.3		549.4
Property, plant and equipment			20,097.0				18,822.3
Deferred tax assets			2,017.5				2,279.3
Other items, not restated, Non-current assets.			46,682.0				41,032.3
Non-current assets			68,796.5				62,133.9
Current assets			25,329.6				24,362.7
Total assets			94,126.1				86,496.6
Reserves			70,215.3				63,361.1
Carrying value adjustments			(71,584.9)				(74,966.5)
Other items, not restated, Equity			57,710.2				57,258.8
Equity attributable to equity holders of Ambev			56,340.6				45,653.4
Non-controlling interests			1,206.8				1,974.1
Total Equity			57,547.4				47,627.5
Interest-bearing loans and borrowings			862.1				1,231.9
Other items, not restated, Non-current liabilities			10,888.2				8,948.7
Non-current liabilities			11,750.3				10,180.6
Interest-bearing loans and borrowings			1,560.6				1,321.1
Other items, not restated, Current liabilities			23,267.8				27,367.4
Current liabilities			24,828.4				28,688.5
Total liabilities			36,578.7				38,869.1
Total liabilities			94,126.1				86,496.6
Depreciation, amortization and impairment			4,023.1		3,612.1
Net finance cost			3,823.4		3,493.9
Income tax expense			1,789.6		5,079.3
Other items, not restated, entity's operation			(832.3)		642.2
Cash flow from operating activities before changes in working capital and use of provisions			20,181.2		20,678.0
Cash generated from operations			19,734.7		20,242.8
Interest paid			(622.0)		(557.3)
Other items, not restated, operating activities			(1,201.5)		(1,811.4)
Cash flow from operating activities			17,911.2		17,874.1
Payment of lease liabilities			(13.1)		(9.0)
Other items, not restated, Financing activities			(13,208.5)		(12,855.2)
Cash flow from financing activities			(13,221.6)		(12,864.2)
Other items, not restated, Cash flow effect			(3,675.7)		(3,073.0)
Net increase/(decrease) in cash and cash equivalents			1,013.9		1,936.9
Effect of exchange rate fluctuations			96.9		539.0
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement Line Items [Line Items]
Net sales
Cost of sales			20.2		13.4
Gross profit			20.2		13.4
Distribution expenses			129.3		101.7
Sales and marketing expenses			8.2		6.4
Administrative expenses			3.7		3.8
Other items, not restated, income (loss)
Income from operations			161.4		125.3
Finance expenses			(206.8)		(219.9)
Other items, not restated, Finance
Net finance cost			(206.8)		(219.9)
Share of results of joint ventures
Income before income tax			(45.4)		(94.6)
Income tax and social contribution expense			15.7		31.6
Net income			(29.7)		(63.0)
Net income, attributable to equity holders of Ambev			(29.7)		(63.0)
Non-controlling interests
Basic earnings per share – common - R$ (in BRL per share)			R$ (0.0019)		R$ (0.004)
Diluted earnings per share – common - R$ (in BRL per share)			R$ (0.0019)		R$ (0.004)
Gains/losses on translation of foreign operations			R$ 0.2		R$ (0.1)
Other items, not restated, Comprehensive income (loss)
Total comprehensive income			(29.5)		(63.1)
Equity holders of Ambev			(29.5)		(63.1)
Non-controlling interest
Property, plant and equipment			1,541.0				1,882.8
Deferred tax assets			47.3				31.6
Other items, not restated, Non-current assets.
Non-current assets			1,588.3				1,914.4
Current assets
Total assets			1,588.3				1,914.4
Reserves			(92.7)				(63.0)
Carrying value adjustments			0.1				(0.1)
Other items, not restated, Equity
Equity attributable to equity holders of Ambev			(92.6)				(63.1)
Non-controlling interests
Total Equity			(92.6)				(63.1)
Interest-bearing loans and borrowings			1,300.3				1,599.3
Other items, not restated, Non-current liabilities
Non-current liabilities			1,300.3				1,599.3
Interest-bearing loans and borrowings			380.6				378.2
Other items, not restated, Current liabilities
Current liabilities			380.6				378.2
Total liabilities			1,680.9				1,977.5
Total liabilities			1,588.3				R$ 1,914.4
Depreciation, amortization and impairment			425.3		424.8
Net finance cost			206.9		219.9
Income tax expense			(15.7)		(31.6)
Other items, not restated, entity's operation					(0.1)
Cash flow from operating activities before changes in working capital and use of provisions			586.8		550.0
Cash generated from operations			586.7		550.0
Interest paid			(151.8)		(163.3)
Other items, not restated, operating activities
Cash flow from operating activities			434.9		386.7
Payment of lease liabilities			(434.9)		(386.7)
Other items, not restated, Financing activities
Cash flow from financing activities			(434.9)		(386.7)
Other items, not restated, Cash flow effect
Net increase/(decrease) in cash and cash equivalents
Effect of exchange rate fluctuations

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[4]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[5]	Expressed in Brazilian Reais.
[6]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[7]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).